Consolidated Balance Sheets ¥ in Millions		Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)
CURRENT ASSETS:
Cash and cash equivalent		$ 9,817,254		$ 7,476,247
Short term investment				1,000,000
Accounts receivable, net		1,543,160		1,975,716
Bank acceptance notes receivable		3,337,137		4,131,392
Inventories, net		5,049,688		4,991,435
Prepayment to suppliers, net		803,924		708,248
Investment in trading securities		8,323,587		13,943,019
Other current assets		894,460		286,564
TOTAL CURRENT ASSETS		29,769,210		34,512,621
Property and equipment, net		8,610,279		9,143,583
Construction in progress		5,640,063		2,867,683
Intangible assets, net		4,539,347		3,423,582
Long term investment		3,359,786		606,005
Operating lease right of use assets				59,300
Deferred tax assets		424,474		10,778
Prepayments for property and equipment		660,569		634,442
TOTAL ASSETS		53,003,728		51,257,994
CURRENT LIABILITIES:
Bank loans				479,715
Accounts payable		4,125,597		3,592,687
Contract liabilities		489,784		1,028,318
Deferred government grants-current		78,718		76,812
Taxes payable		315,328		203,498
Operating lease liabilities, current				73,560
Due to related party		$ 2,851,526
Other Liability, Current, Related Party [Extensible Enumeration]		Related party	Related party
Accrued expenses and other payables		$ 915,032		1,205,549
TOTAL CURRENT LIABILITIES		8,775,985		6,660,139
LONG TERM LIABILITIES
Operating lease liabilities, noncurrent				24,575
Deferred government grants - noncurrent		134,394		221,879
TOTAL LIABILITIES		8,910,379		6,906,593
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Ordinary Shares, $0.00833335 par value, 100,000,000 and 20,000,000 shares authorized, 7,226,480 and 7,226,480 Ordinary Shares issued and outstanding as of September 30, 2024 and 2023 respectively	[1]	59,583		59,583
Additional paid-in capital		36,410,931		36,410,931
Statutory Reserve		3,266,081		3,162,333
Retained earnings		4,349,377		5,896,373
Accumulated other comprehensive loss		(1,342,128)		(2,737,087)
Total shareholders' equity attributable to BGM Group Ltd		42,743,844		42,792,133
Noncontrolling interests		1,349,505		1,559,268
TOTAL SHAREHOLDERS' EQUITY		44,093,349		44,351,401
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		53,003,728		$ 51,257,994
Related party
CURRENT LIABILITIES:
Due to related party		$ 2,140,594	¥ 15

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.